UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
                                                     ---------

                      Excelsior Venture Investors III, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
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               (Address of principal executive offices) (Zip code)

                                 James D. Bowden
                      Bank of America Capital Advisors LLC
                               100 Federal Street
                                Boston, MA 02110
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



EXCELSIOR VENTURE INVESTORS III, LLC *
PORTFOLIO OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

       UNITS                                                           FAIR VALUE              % OF NET ASSETS ***
--------------------                                                -----------------       ------------------------
                    INVESTMENT PARTNERSHIP
     187,409        Excelsior Venture Partners III, LLC               $ 39,943,520                    98.90%
                                                                      ------------                  -------

                    TOTAL INVESTMENTS                                   39,943,520                    98.90%
                    OTHER ASSETS & LIABILITIES (NET)                       444,000                     1.10%
                                                                      ------------                  -------
                    NET ASSETS                                        $ 40,387,520                   100.00%
                                                                      ============                  =======



* The estimated cost of the Underlying Funds at July 31, 2008 for federal tax purposes is $44,525,638.

***  Based on fair value.

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is included below.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JULY 31, 2008 (UNAUDITED)


  PRINCIPAL                                                                                           FAIR VALUE         % OF NET
AMOUNT/SHARES                                             ACQUISITION DATE ##        COST              (NOTE 1)        ASSETS ***
--------------------                                    ----------------------  ------------        -------------     --------------

              PUBLIC COMPANIES #
                             COMMON STOCKS
                             LIFE SCIENCES
     31,542   Genoptix, Inc. (GXDX)                           07/03-05/05             94,989              919,449            1.46%
                                                                                ------------        -------------     ------------
              TOTAL COMMON STOCK - PUBLIC COMPANIES                                   94,989              919,449            1.46%
                                                                                ------------        -------------     ------------
              PRIVATE COMPANIES **
                             COMMON STOCKS #
                             OPTICAL @
  6,025,312   OpVista, Inc.                                   06/06-12/07         13,649,206                    -            0.00%
                                                                                ------------        -------------     ------------
              TOTAL COMMON STOCK - PRIVATE COMPANIES                              13,649,206                    -            0.00%
                                                                                ------------        -------------     ------------
                             PREFERRED STOCKS #
                             ENTERPRISE SOFTWARE
  4,542,763   SOA Software, Inc., Series F Junior *              05/08             5,681,135                    -            0.00%
                                                                                ------------        -------------     ------------
                                                                                   5,681,135                    -            0.00%
                                                                                ------------        -------------     ------------
                             LIFE SCIENCES
  1,999,999   Archemix Corporation, Series A                 08/02 - 11/03         1,999,999            2,499,999            3.97%
    700,000   Archemix Corporation, Series B                 03/04 - 12/05           700,000              875,000            1.39%
                                                                                ------------        -------------     ------------
                                                                                   2,699,999            3,374,999            5.36%
                                                                                ------------        -------------     ------------
                             MEDICAL TECHNOLOGY @
  4,166,667   Tensys Medical, Inc., Series C                     03/02             5,000,000                    -            0.00%
  1,187,500   Tensys Medical, Inc., Series D                     05/04             1,425,000                    -            0.00%
    318,845   Tensys Medical, Inc., Series E                 07/06 - 12/07           382,623                    -            0.00%
                                                                                ------------        -------------     ------------
                                                                                   6,807,623                    -            0.00%
                                                                                ------------        -------------     ------------
                             OPTICAL @
  1,088,532   OpVista, Inc., Series AA                       06/06 - 01/07           966,605              551,817            0.88%
     83,001   OpVista, Inc., Series BB                       03/07 - 04/07            94,426               44,075            0.07%
  3,418,748   OpVista, Inc., Series CC                           12/07               683,075            1,025,624            1.63%
                                                                                ------------        -------------     ------------
                                                                                   1,744,106            1,621,516            2.58%
                                                                                ------------        -------------     ------------
                             WIRELESS @
  4,433,333   Ethertronics, Inc. Series B                    06/01 - 05/04         6,650,000            6,650,000           10.57%
  1,697,957   Ethertronics, Inc. Series C                    05/05 - 04/07         2,546,936            2,546,936            4.05%
                                                                                ------------        -------------     ------------
                                                                                   9,196,936            9,196,936           14.62%
                                                                                ------------        -------------     ------------
              TOTAL PREFERRED STOCKS - PRIVATE COMPANIES                          26,129,799           14,193,451           22.56%
                                                                                ------------        -------------     ------------
                             WARRANTS #, @
                             WIRELESS
    271,247   Ethertronics, Inc. Series C
                 (expiration date 01/09)                     05/05 - 07/06                 -                    -            0.00%
                                                                                ------------        -------------     ------------
                             OPTICAL
    675,313   OpVista, Inc., Series CC
                 (expiration date 10/12)                         10/07                   675                  675            0.00%
                                                                                ------------        -------------     ------------
              TOTAL WARRANTS                                                             675                  675            0.00%
                                                                                ------------        -------------     ------------
              TOTAL - PRIVATE COMPANIES                                           39,779,680           14,194,126           22.56%
                                                                                ------------        -------------     ------------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JULY 31, 2008 (UNAUDITED)


   PERCENT OWNED &                                                                                 FAIR VALUE        % OF NET
   AMOUNT/SHARES                                          ACQUISITION DATE ##     COST              (NOTE 1)        ASSETS ***
--------------------                                    ----------------------  ------------      -------------   --------------

                     PRIVATE INVESTMENT FUNDS **, #
     0.37%           Advanced Technology Ventures VII, L.P.    08/01-07/08      1,852,904           2,007,214         3.19%
     1.55%           Burrill Life Sciences Capital Fund        12/02-05/08      2,077,902           1,760,175         2.80%
     1.34%           CHL Medical Partners II, L.P.             01/02-03/08      1,541,857           1,635,364         2.60%
     1.02%           CMEA Ventures VI, L.P. (Note 9)           12/03-06/08      2,133,017           4,154,109         6.60%
     0.35%           Morgenthaler Partners VII, L.P.           07/01-10/07      1,733,167           1,664,042         2.64%
     0.57%           Prospect Venture Partners II, L.P.        06/01-03/08      1,414,275           1,704,793         2.71%
     0.97%           Sevin Rosen Fund IX, L.P.                 10/04-07/08      1,596,609           1,681,259         2.67%
     2.36%           Tallwood II, L.P.                         12/02-05/08      2,740,443           2,362,292         3.76%
     1.64%           Valhalla Partners, L.P.                   10/03-07/08      2,074,835           2,363,363         3.76%
                                                                             ------------        ------------      --------
                     TOTAL PRIVATE INVESTMENT FUNDS                            17,165,009          19,332,611        30.73%
                                                                             ------------        ------------      --------
    Shares                INVESTMENT COMPANIES
----------------

    984,128          Dreyfus Government Cash Management Fund
                        Institutional Shares                                      984,128             984,128         1.56%
                                                                             ------------        ------------      --------
                                           TOTAL INVESTMENTS                   58,023,806          35,430,314        56.31%
                                                                             ------------        ------------      --------
                                           OTHER ASSETS & LIABILITIES (NET)                        27,489,432        43.69%
                                                                                                 ------------      --------
                                                           NET ASSETS                            $ 62,919,746       100.00%
                                                                                                 ============      ========

* LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008. Shares of 4,542,763 include 4,088,487 held by the Company and 454,276 held in escrow for the benefit of the Company.

** Restricted as to public resale and illiquid securities. Total cost of restricted and illiquid securities at July 31, 2008 was $56,944,689. Total fair value of restricted and illiquid securities owned at July 31, 2008 was $33,526,737 or 53.29% of net assets.

***  Based on fair value.

@ At July 31, 2008, the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940, as amended, (the "Investment Company Act"). Total fair value of affiliated securities owned at July 31, 2008 (including investments in controlled affiliates) was $10,819,127 or 17.20% of Net Assets.

#    Non-income producing securities.

##   Disclosure is for restricted securities only.

& Represents fair value of the Fund's investment as a percentage of Underlying Fund's total capital.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Investors III, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James D. Bowden
                         -------------------------------------------------------
                           James D. Bowden, President and
                           Chief Executive Officer

Date   September 24, 2008
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James D. Bowden
                         -------------------------------------------------------
                           James D. Bowden, President and
                           Chief Executive Officer

Date   September 24, 2008
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By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Treasurer and
                           Chief Financial Officer


Date   September 24, 2008
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* Print the name and title of each signing officer under his or her signature.